Retirement Plans - Reconciliation of Benefit Obligation, Plan Assets and (Unfunded) Funded Status of Plans (Detail) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 389
Fair value of plan assets at end of year	2,251	$ 389
Qualified
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	168	181
Service cost	0	0	$ 0
Interest cost	24	7	6
Actuarial gain	(186)	(14)
Settlement	(30)	0
Foreign currency translation	0	0
Benefits paid	(39)	(9)
Plan transfers prior to separation	0	0
Plan transfers from parent company	2,502	0
Plan transfers to parent company	0	0
Acquisitions	0	3
Benefit obligation at end of year	2,439	168	181
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	169	182
Actual return on assets	(93)	(6)
Settlement	(30)	0
Employer contributions	1	0
Acquisitions	0	2
Foreign currency translation	0	0
Plan transfers from parent company	2,241	0
Plan transfers to parent company	0	0
Benefits paid	(39)	(9)
Fair value of plan assets at end of year	2,249	169	182
(Unfunded) funded status at end of year	(190)	1
Non-Qualified & International
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	220	241
Service cost	0	0	0
Interest cost	6	9	11
Actuarial gain	(7)	(3)
Settlement	0	0
Foreign currency translation	(27)	(11)
Benefits paid	(10)	(10)
Plan transfers prior to separation	0	(6)
Plan transfers from parent company	97	0
Plan transfers to parent company	(187)	0
Acquisitions	0	0
Benefit obligation at end of year	92	220	241
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	220	235
Actual return on assets	9	1
Settlement	0	0
Employer contributions	4	6
Acquisitions	0	0
Foreign currency translation	(27)	(12)
Plan transfers from parent company	0	0
Plan transfers to parent company	(194)	0
Benefits paid	(10)	(10)
Fair value of plan assets at end of year	2	220	$ 235
(Unfunded) funded status at end of year	$ (90)	$ 0